Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Consolidated Statements Of Operations And Comprehensive Income Loss
Revenue from mining operations	$ 33,358,641	$ 30,105,336	$ 14,924,798
Cost of sales	21,975,130	19,160,800	8,573,200
Mine operating income	11,383,511	10,944,536	6,351,598
Operating expenses
General and administrative expenses	3,312,432	3,788,867	3,297,240
Share-based payments	2,018,363	1,218,703	31,926
Income before other items	6,052,716	5,936,966	3,022,432
Other items
Fair value adjustment on warrant liability	563,466	8,197	187,463
Interest and other income	245,810	52,122	46,221
Unrealized gain (loss) on long-term investments	5,002	(2,142)	(43,154)
Foreign exchange gain (loss)	(935,058)	156,260	(652,137)
Accretion of reclamation provision	(248,267)	(214,787)	(107,090)
Finance cost	(157,078)	(142,574)	(11,136)
Interest expense	(102,541)	(125,744)	(140,842)
Net income before income taxes	5,424,050	5,668,298	2,301,757
Income taxes
Current income tax expense	(2,910,904)	(3,159,559)	(2,806,035)
Deferred income tax (expense) recovery	140,315	(1,005,208)	882,365
Income tax expense	(2,770,589)	(4,164,767)	(1,923,670)
Net income	2,653,461	1,503,531	378,087
Items that may be reclassified subsequently to income or loss:
Currency translation differences of foreign operations	2,382,721	(95,273)	(3,583,669)
Total comprehensive income (loss)	$ 5,036,182	$ 1,408,258	$ (3,205,582)
Earnings per share
Basic	$ 0.05	$ 0.04	$ 0.01
Diluted	$ 0.05	$ 0.03	$ 0.01
Weighted average number of common shares outstanding
Basic	52,523,454	42,695,999	36,229,424
Diluted	53,320,009	43,791,451	36,723,725